UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 2,475	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,541,380
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 22.6% (15.0% of Total Investments)
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	692,874
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	154,993
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,676,903
	University System, Series 2002D-2, 5.000%, 11/01/21 – FSA Insured
1,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	1,846,693
	University System, Series 2005H, 5.000%, 11/01/17 – FSA Insured
285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	309,114
	2004D, 5.000%, 7/01/15 – MBIA Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	447,860
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University	11/07 at 101.00	AAA	344,089
	System, Series 1997B, 5.250%, 11/01/17 – AMBAC Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	3,273,042
	Series 2001G, 5.000%, 7/01/21 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	813,720
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,547,535
	Series 2002W, 5.125%, 7/01/27
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 – MBIA	2/13 at 100.00	AAA	1,173,645
	Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AAA	919,420
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AAA	524,863
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AAA	541,280
	11/15/22 – FGIC Insured

13,405	Total Education and Civic Organizations			14,266,031

	Health Care – 3.1% (2.0% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	538,155
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	Aa3	843,456
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special
	Care, Series 1997B:
235	5.375%, 7/01/17	7/07 at 102.00	BB+	238,337
95	5.500%, 7/01/27	7/07 at 102.00	BB+	95,648
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	207,630
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured

1,830	Total Health Care			1,923,226

	Housing/Multifamily – 2.8% (1.9% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	1,007,260
	Series 2006G-2, 4.800%, 11/15/27 (WI/DD, Settling 10/04/06) (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	A–	758,370
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,750	Total Housing/Multifamily			1,765,630

	Housing/Single Family – 3.2% (2.1% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	436,814
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	467,409
1,100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	1,121,901
	4.650%, 11/15/27

2,000	Total Housing/Single Family			2,026,124

	Industrials – 3.3% (2.2% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	2,063,940
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 12.3% (8.2% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	531,425
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	614,700
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	AA	682,611
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	AA	1,036,624
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	AAA	456,604
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	AAA	501,966
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	AAA	272,704
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	AAA	1,041,910
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	AAA	1,055,680
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	AAA	1,565,250

7,440	Total Long-Term Care			7,759,474

	Tax Obligation/General – 37.2% (24.7% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aaa	556,206
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aaa	556,206
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aaa	556,206
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aaa	556,206
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aaa	554,232
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	1,098,730
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21	4/12 at 100.00	AA	1,054,750
2,500	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	2,712,100
1,200	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,256,136
700	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	751,044
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	481,113
1,000	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 – MBIA Insured	No Opt. Call	AAA	1,085,660
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
600	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	641,124
400	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	401,748
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	972,515
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	923,238
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	513,820
1,405	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	1,510,431
	Insured
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	514,065
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	516,405
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	514,965
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	517,295
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	519,310
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	517,335
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	523,375
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	521,965
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	529,855
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,378,589
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	633,660
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	544,790

22,235	Total Tax Obligation/General			23,413,074

	Tax Obligation/Limited – 17.3% (11.4% of Total Investments)
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA–	66,133
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	2,979,022
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,060,430
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	1,055,890
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	528,065
	5.000%, 1/01/23 – FGIC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB	939,030
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB	1,048,760
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB	1,094,575
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,119,969
	5.125%, 6/01/24 – AMBAC Insured
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	206,967
	5.500%, 8/01/29
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	773,452
	Loan Note, Series 1998A, 5.500%, 10/01/22

10,260	Total Tax Obligation/Limited			10,872,293

	Transportation – 0.7% (0.4% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	465,140
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 22.3% (14.8% of Total Investments) (4)
3,510	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded	8/11 at 100.00	AAA	3,794,553
	8/15/11) – FGIC Insured
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	547,860
	9/15/13) – FSA Insured
400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	422,580
	4.800%, 10/01/18 (Pre-refunded 10/01/11) – FSA Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	545,885
	5.375%, 7/01/18 (Pre-refunded 7/01/12) – FSA Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	43,315
	Insured (ETM)
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,213,900
	5.500%, 10/01/40
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A,	1/08 at 101.00	AAA	2,057,880
	5.000%, 7/01/28 (Pre-refunded 1/01/08) – AMBAC Insured
570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	621,528
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,410	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	1,459,519
	7/01/24 (Pre-refunded 7/01/08) – MBIA Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17	4/12 at 100.00	AA (4)	1,327,641
	(Pre-refunded 4/01/12)
13,150	Total U.S. Guaranteed			14,034,661

	Utilities – 8.4% (5.6% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	754,085
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	1/07 at 100.00	BBB	1,004,500
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/07 at 100.00	BBB	305,162
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	3,221,440
	FSA Insured

5,075	Total Utilities			5,285,187

	Water and Sewer – 12.8% (8.5% of Total Investments)
765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/06 at 102.00	A	781,264
	Company, Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,272,394
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
770	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	837,360
480	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	508,474
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	675,462
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	247,009
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	2,175,665
1,140	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,190,388
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	365,571
	2003A, 5.000%, 11/15/32

7,610	Total Water and Sewer			8,053,587

$ 89,645	Total Long-Term Investments (cost $92,082,265) – 150.0%			94,469,747

	Short-Term Investments – 0.8% (0.5% of Total Investments)
500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	500,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 500	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $92,582,265) – 150.8%			94,969,747

	Other Assets Less Liabilities – 0.0%			15,331

	Preferred Shares, at Liquidation Value – (50.8)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$62,985,078

Futures Contracts outstanding at August 31, 2006:
						Unrealized
	Contract	Number of	Contract	Original	Value at	Appreciation
Type	Position	Contracts	Expiration	Value	August 31, 2006	(Depreciation)

U.S. Treasury Bond	Long	6	12/06	$662,315	$666,375	$4,060

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $92,695,922.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,481,367
Depreciation	(207,542)

Net unrealized appreciation (depreciation) of investments	$2,273,825

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.